SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION
SEGMENT INFORMATION

21. SEGMENT INFORMATION

Operating segments are defined by ASC 280, “Segment Reporting,” as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the President and Chief Executive Officer. The operating segments are reviewed separately because each operating segment represents a strategic business unit that generally offers different products.

The Company operates in two reportable segments, LoyaltyOne and Card Services, which consist of the following:

•	LoyaltyOne provides coalition and short-term loyalty programs through the Company’s Canadian AIR MILES Reward Program and BrandLoyalty; and
•

Card Services provides risk management solutions, account origination, funding, transaction processing, customer care, collections and marketing services for the Company’s private label and co-brand credit card programs.

Corporate and other immaterial businesses are reported collectively as an “all other” category labeled “Corporate/Other.” Income taxes are not allocated to the segments in the computation of segment operating profit for internal evaluation purposes and have also been included in “Corporate/Other.”

			Corporate/
Year Ended December 31, 2018	LoyaltyOne	Card Services	Other	Total
	(In millions)
Revenues	$1,068.4	$4,597.6	$0.6	$5,666.6

Income (loss) before income taxes	$153.8	$1,381.6	$(320.4)	$1,215.0
Interest expense, net	5.6	385.9	150.8	542.3
Operating income (loss)	159.4	1,767.5	(169.6)	1,757.3
Depreciation and amortization	84.8	101.1	7.7	193.6
Stock compensation expense	10.0	13.3	21.1	44.4
Adjusted EBITDA (1)	254.2	1,881.9	(140.8)	1,995.3
Less: Securitization funding costs	—	220.2	—	220.2
Less: Interest expense on deposits	—	165.7	—	165.7
Adjusted EBITDA, net (1)	$254.2	$1,496.0	$(140.8)	$1,609.4

Capital expenditures	$34.0	$53.8	$5.5	$93.3

			Corporate/
Year Ended December 31, 2017	LoyaltyOne	Card Services	Other	Total
	(In millions)
Revenues	$1,303.5	$4,170.6	$0.6	$5,474.7

Income (loss) before income taxes	$161.6	$1,235.7	$(334.8)	$1,062.5
Interest expense, net	5.4	281.7	168.3	455.4
Operating income (loss)	167.0	1,517.4	(166.5)	1,517.9
Depreciation and amortization	81.7	98.4	7.8	187.9
Stock compensation expense	8.0	10.8	22.5	41.3
Adjusted EBITDA (1)	256.7	1,626.6	(136.2)	1,747.1
Less: Securitization funding costs	—	156.6	—	156.6
Less: Interest expense on deposits	—	125.1	—	125.1
Adjusted EBITDA, net (1)	$256.7	$1,344.9	$(136.2)	$1,465.4

Capital expenditures	$55.2	$54.2	$8.8	$118.2

			Corporate/
Year Ended December 31, 2016	LoyaltyOne	Card Services	Other	Total
	(In millions)
Revenues	$1,337.9	$3,675.0	$0.3	$5,013.2

Income (loss) before income taxes	$(27.3)	$1,108.0	$(301.7)	$779.0
Interest expense, net	3.3	210.3	157.3	370.9
Operating income (loss)	(24.0)	1,318.3	(144.4)	1,149.9
Depreciation and amortization	86.6	91.2	9.1	186.9
Stock compensation expense	10.1	14.1	17.3	41.5
Impact of expiry	241.7	—	—	241.7
Adjusted EBITDA (1)	314.4	1,423.6	(118.0)	1,620.0
Less: Securitization funding costs	—	125.6	—	125.6
Less: Interest expense on deposits	—	84.7	—	84.7
Less: Adjusted EBITDA attributable to non-controlling interest	5.5	—	—	5.5
Adjusted EBITDA, net (1)	$308.9	$1,213.3	$(118.0)	$1,404.2

Capital expenditures	$31.9	$49.4	$5.9	$87.2
(1)

Adjusted EBITDA is a non-GAAP financial measure equal to net income, the most directly comparable financial measure based on GAAP plus stock compensation expense, provision for income taxes, interest expense, net, depreciation and other amortization, and amortization of purchased intangibles. In 2018, adjusted EBITDA excluded costs related to the exploration of strategic alternatives for our Epsilon business. In 2016, adjusted EBITDA excluded the impact of the cancellation of the AIR MILES Reward Program’s five-year expiry policy on December 1, 2016.

Adjusted EBITDA, net is also a non-GAAP financial measure equal to adjusted EBITDA less securitization funding costs, interest expense on deposits and adjusted EBITDA attributable to the non-controlling interest. Effective April 1, 2016, we acquired the remaining 20% interest in BrandLoyalty to bring our ownership percentage to 100%. Adjusted EBITDA and adjusted EBITDA, net are presented in accordance with ASC 280 as they are the primary performance metrics utilized to assess performance of the segments.

The table below reconciles the reportable segments’ total assets to consolidated total assets:

			Corporate/	Discontinued
	LoyaltyOne	Card Services	Other	Operations	Total
	(In millions)
Total Assets
December 31, 2018	$2,200.2	$23,904.2	$125.9	$4,157.4	$30,387.7
December 31, 2017	$2,215.5	$23,974.1	$108.5	$4,386.7	$30,684.8
December 31, 2016	$1,901.7	$18,949.7	$128.5	$4,534.2	$25,514.1

With respect to information concerning principal geographic areas, revenues are based on the location of the subsidiary that generally correlates with the location of the customer. Effective January 1, 2018, the Company adopted ASC 606, “Revenue from Contracts with Customers,” applying the modified retrospective method to those contracts that were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under ASC 606, while prior period amounts have not been adjusted and continue to be reported in accordance with the Company’s historic accounting under ASC 605. Information concerning principal geographic areas is as follows:

				Europe,
	United			Middle East
	States	Canada		and Africa	Asia Pacific	Other	Total
	(In millions)
Revenues
Year Ended December 31, 2018	$4,621.3	$411.3	(1)	$463.2	$122.0	$48.8	$5,666.6
Year Ended December 31, 2017	$4,192.5	$726.6		$411.4	$129.2	$15.0	$5,474.7
Year Ended December 31, 2016	$3,692.1	$691.4		$471.2	$149.1	$9.4	$5,013.2

Long Lived Assets
December 31, 2018	$4,693.1	$261.0		$698.6	$22.5	$0.8	$5,676.0
December 31, 2017	$4,910.5	$297.0		$750.2	$20.5	$1.0	$5,979.2

(1)

Upon adoption of ASC 606, certain redemption revenue for which we do not control the good or service prior to transferring it to the collector is recorded on a net basis, which reduced both redemption revenue and cost of operations by $283.4 million for the year ended December 31, 2018.